Capital and Reserves	12 Months Ended
Mar. 31, 2022
Disclosure Of Share Capital Reserves And Other Equity Interest Text Block Abstract
Capital and reserves
11	Capital and reserves

(i) Share capital and additional paid-in capital

The addition of share capital and additional paid-in capital represented the conversion of convertible notes (Note 14) into 5,155,305 (2021: 1,841,673) ordinary shares for the year ended March 31, 2022.

(ii) Share purchase warrants

A continuity schedule of outstanding share purchase warrants and fair value charged to profit or loss are as follows:

	Number Outstanding	Weighted Average Exercise Price	Fair value charged to profit or loss
		US$	US$
Balance – March 31, 2021 (Restated)	-	-	-
Issued	17,800,000	1.79	6,063,086

Balance – March 31, 2022	17,800,000	1.79	6,063,086

On October 27, 2021, the Company issued 1,800,000 share purchase warrants to consultants and it are exercisable at the lower of (i) $1.50 per share or (ii) 88% of the lowest daily volume-weighted average price, for a period of five years.

On October 29, 2021, the Company issue warrants to Natural Selection Capital Holdings Limited (the “Consulting Company”) to purchase an aggregate of 14,000,000 Ordinary Shares, par value US$0.0001 per share of the Company with each such warrant expiring on the tenth anniversary from the date on which the Consulting Company warrants become exercisable, which exercisable date shall be the later of: (i) the one year anniversary date of the issuance of such Consulting Company warrants (such one-year period following the date of the issuance of such Consulting Company warrants,, and (ii) the applicable vesting date. The warrants are described below:

(i)	3,500,000 share purchase warrants exercisable at $1.00 per share,

(iii)	3,500,000 share purchase warrants exercisable at $1.50 per share, and

(iv)	7,000,000 share purchase warrants exercisable at $2.50 per share.

On November 30, 2021, the Company issued 2,000,000 share purchase warrants to Mr. Ming Ni and it are exercisable at the lower of (i) $1.50 per share or (ii) 88% of the lowest daily volume-weighted average price, for a period of five years.

The Company used the following assumptions in calculating the fair value of the warrants for the period ended:

March 31, 2022

Risk-free interest rate	1.14-1.15
Expected life of warrants	5-10
Volatility	80.59%-82.59%
Weighted average fair value per warrant (US$)	0.71-1.29

At March 31, 2022, the Company had share purchase warrants outstanding as follows:

	Warrants Outstanding	Fair value at issue date	Fair value charged for current year	Exercise Price	Weighted Average Remaining Life
Expiry Date		US$	US$	US$	(years)
October 29, 2022	3,500,000	4,515,601	1,373,012	1	Less than a year
October 29, 2022	3,500,000	4,229,191	850,093	1.5	Less than a year
October 29, 2022	7,000,000	7,500,124	1,068,911	2.5	Less than a year
October 27, 2026	1,800,000	1,353,304	1,353,304	1.5	4
October 29, 2026	2,000,000	1,417,766	1,417,766	1.5	4
	17,800,000	19,015,986	6,063,086

(iii) Non-controlling interests

	Taikexi	Shenzhen Guanpeng	Dacheng Liantong	Hangzhou Xu Zhihang	Metalpha	Total
	US$	US$	US$	US$	US$	US$
As of April 1, 2020 (Restated)	(505,566)	(31,664)	(10,547)	-	-	(547,777)
Net loss	(20,361)	(13,844)	(29,704)	-	-	(63,909)
As of March 31, 2021 (Restated)	(525,927)	(45,508)	(40,251)	-	-	(611,686)
Net (loss) profit	(4,837)	(3,547)	-	-	19,990	11,606
Contribution from non-controlling shareholder in a subsidiary	-	-	-	-	1,960,000	1,960,000
Acquisition of a subsidiary	-	-	-	10,459	-	10,459
Changes in non-controlling interest due to changes in ownership of partially owned subsidiary	-	-	40,251	-	-	40,251
As of March 31, 2022	(530,764)	(49,055)	-	10,459	1,979,990	1,410,630

(iv) Statutory reserves

As stipulated by the relevant laws and regulations applicable to China’s foreign investment enterprises, the Company’s PRC subsidiaries are required to maintain a statutory surplus reserve which is non-distributable. Appropriations to such reserve are made out of net profit after tax of the statutory financial statements of the PRC subsidiaries at the amounts determined by their respective boards of directors annually up to 50% of authorized capital, but must not be less than 10% of the net profit after tax.

The statutory surplus reserve is non-distributable other than upon liquidation.

(v) Accumulated deficit

The accumulated deficit comprises the cumulative net gains and losses recognized in the Group’s statement of profit or loss.

(vi) Accumulated other comprehensive income

Accumulated other comprehensive income represents the foreign currency translation difference arising from the translation of the financial statements of companies within the Group from their functional currency to the Group’s presentation currency.